CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 93,101	$ 47,907	$ 35,171
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property and equipment	6,475	5,875	5,401
Amortization of intangible assets	2,458	2,503	2,625
Amortization of premium and accretion of discount on marketable securities, net	1,708	0	0
Amortization of debt discount and issuance costs	4,229	868	0
Share-based compensation	10,488	6,949	5,092
Net effect of exchange rate fluctuation	(745)	(1,584)	(510)
Changes in assets and liabilities:
Trade accounts receivables, net	(5,132)	(11,711)	1,928
Inventories	(18,457)	(16,271)	(7,518)
Other current and long-term assets	192	6,878	(6,161)
Deferred tax assets, net	(2,989)	(193)	(681)
Operating lease right-of-use assets	1,680	1,351	2,372
Trade accounts payables	11,697	3,255	1,691
Deferred revenues	10,621	2,461	(1,728)
Operating lease liabilities	(904)	91	2,685
Other current and long-term liabilities	17,919	11,520	65
Accrued severance pay, net	(79)	354	260
Net cash provided by operating activities	132,262	60,253	40,692
Cash flows from investment activities:
Change in short-term and long-term interest-bearing bank deposits	(31,456)	(36,016)	(4,181)
Investment in marketable securities	(215,091)	0	0
Proceed from maturities of marketable securities	12,862	0	0
Purchase of property and equipment	(4,816)	(6,443)	(21,269)
Net cash used in investing activities	(238,501)	(42,459)	(25,450)
Cash flows from financing activities:
Proceeds from the issuance of convertible senior notes, net of issuance costs	0	193,588	0
Purchases of treasury shares	0	(12,549)	(7,159)
Proceeds from exercise of options	11	367	492
Net cash provided by (used in) financing activities	11	181,406	(6,667)
Effect of exchange rate fluctuations on cash and cash equivalents	622	1,356	296
Increase (decrease) in cash and cash equivalents	(105,606)	200,556	8,871
Cash and cash equivalents - beginning of year	232,304	31,748	22,877
Cash and cash equivalents - end of year	126,698	232,304	31,748
Supplemental disclosure of non-cash activities:
Operating right-of-use assets recognized with corresponding operating lease liabilities	3,198	2,367	31,465
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	$ 13,275	$ 3,981	$ 8,342